Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.50%
Long-term debt maturity	August 2021
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	3.90%
Long-term debt maturity	August 2019
3-months Euribor (360) plus a 4% spread long-term debt with final payment due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	4.00%
Long-term debt maturity	June 2021
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.90%
Long-term debt maturity	December 2020
3-months Euribor (360) plus a 3.5% spread long-term debt with final payment due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	3.50%
Long-term debt maturity	March 2022
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	2.20%
Long-term debt maturity	February 2022
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	1.90%
Long-term debt maturity	November 2022
2.3% fixed long-term debt with final payment due July 2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate spread	2.30%
Long-term debt maturity	July 2025
0.210% fixed long-term debt with final payment due December 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate spread	0.21%
Long-term debt maturity	December 2030
80% of 6-months Euribor (360) plus a 0.95% spread long-term debt with final payment due Jan. 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate	80.00%
Long-term debt interest rate spread	0.95%
Long-term debt maturity	January 2035